OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 6:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2019	2018

Prepaid expenses	$3,957	$1,635
Government authorities	1,773	1,327
Short-term lease deposits	195	159
Foreign currency derivative contracts	170	150
Others	433	376

	$6,528	$3,647